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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-22858

WST Investment Trust
(Exact name of registrant as specified in charter)

150 W. Main Street, Suite 1700 Norfolk, Virginia	23510-1666
(Address of principal executive offices)	(Zip code)

Simon Berry, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(866) 515-4626

Date of fiscal year end:	August 31

Date of reporting period:	July 1, 2018 – June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WST Investment Trust

By (Signature and Title)*		/s/ Wayne F. Wilbanks
Wayne F. Wilbanks, President
Date	August 19, 2019

*	Print the name and title of each signing officer under his or her signature.

EXHIBIT A

WSTCM Sector Select Risk-Managed Fund

PROXY VOTING RECORD - July 1, 2018 - June 30, 2019

The WSTCM Sector Select Risk-Managed Fund held no securities entitled to vote at a meeting of shareholders during the reporting period (July 1, 2018 - June 30, 2019).

WSTCM Credit Select Risk-Managed Fund

PROXY VOTING RECORD - July 1, 2018 - June 30, 2019

Vote Summary

EATON VANCE MUTUAL FUNDS TRUST
Security		277923546			Meeting Type	Special
Ticker Symbol		EIHIX			Meeting Date	20-Sep-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Mark R. Fetting	For	For	For	None	None
	2	Keith Quinton	For	For	For	None	None
	3	Marcus L. Smith	For	For	For	None	None
	4	Susan J. Sutherland	For	For	For	None	None
	5	Scott E. Wennerholm	For	For	For	None	None
EATON VANCE INCOME FUND OF BOSTON
Security		277907200			Meeting Type	Special
Ticker Symbol		EIBIX			Meeting Date	20-Sep-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1.	DIRECTOR	Management
	1	Mark R. Fetting	For	For	For	None	None
	2	Keith Quinton	For	For	For	None	None
	3	Marcus L. Smith	For	For	For	None	None
	4	Susan J. Sutherland	For	For	For	None	None
	5	Scott E. Wennerholm	For	For	For	None	None
BLACKROCK
Security		09260B630			Meeting Type	Special
Ticker Symbol		BHYIX			Meeting Date	21-Nov-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1b	DIRECTOR	Management
	1	Michael J. Castellano	For	For	For	None	None
	2	Richard E. Cavanagh	For	For	For	None	None
	3	Cynthia L. Egan	For	For	For	None	None
	4	Frank J. Fabozzi	For	For	For	None	None
	5	Robert Fairbairn	For	For	For	None	None
	6	Henry Gabbay	For	For	For	None	None
	7	R. Glenn Hubbard	For	For	For	None	None
	8	W. Carl Kester	For	For	For	None	None
	9	Catherine A. Lynch	For	For	For	None	None
	10	John M. Perlowski	For	For	For	None	None
	11	Karen P. Robards	For	For	For	None	None
AMERICAN HIGH-INCOME TRUST
Security		026547828			Meeting Type	Special
Ticker Symbol		AHIFX			Meeting Date	28-Nov-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1H.	DIRECTOR	Management
	1	William H. Baribault	For	For	For	None	None
	2	James G. Ellis	For	For	For	None	None
	3	Nariman Farvardin	For	For	For	None	None
	4	Michael C. Gitlin	For	For	For	None	None
	5	Mary Davis Holt	For	For	For	None	None
	6	R. Clark Hooper	For	For	For	None	None
	7	Merit E. Janow	For	For	For	None	None
	8	Laurel B. Mitchell	For	For	For	None	None
	9	Margaret Spellings	For	For	For	None	None
	10	Alexandra Trower	For	For	For	None	None
	11	Karl J. Zeile	For	For	For	None	None
ALLIANCEBERNSTEIN EMERGING MRKT DEBT FD
Security		01859M408			Meeting Type	Special
Ticker Symbol		AGDYX			Meeting Date	18-Dec-2018
Item	Proposal	Proposed by	Vote	Management Recommendation	For/Against Management	Preferred Provider Recommendation	For/Against Preferred Provider Recommendation
1a.	DIRECTOR	Management
	1	Michael J. Downey	For	For	For	None	None
	2	William H. Foulk, Jr.	For	For	For	None	None
	3	Nancy P. Jacklin	For	For	For	None	None
	4	Robert M. Keith	For	For	For	None	None
	5	Carol C. McMullen	For	For	For	None	None
	6	Garry L. Moody	For	For	For	None	None
	7	Marshall C. Turner, Jr.	For	For	For	None	None
	8	Earl D. Weiner	For	For	For	None	None
2.	To approve the new investment advisory agreements for the Funds with AllianceBernstein L.P.	Management	For	For	For	None	None